Changes in Accounting Policies - Summary of Effects Resulting from Classification and Measurement of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents	₩ 1,506,699		₩ 1,457,735	₩ 1,505,242	₩ 768,922
Short-term financial instruments	1,045,676		616,780
Short-term investment securities	195,080		144,386
Accounts receivable - trade	2,008,640	₩ 2,108,743	2,126,007
Short-term loans	59,094		62,830
Accounts receivable - other	937,837	1,260,736	1,260,835
Accrued revenue	6,066		3,979
Current assets		(13,049)
Long-term financial instruments	1,221		1,222
Long-term accounts receivable - trade	627,520		643,260
Long-term loans	29,034		50,874
Long-term accounts receivable - other	274,053		287,048
Guarantee deposits	313,140		292,590
Derivative financial assets	55,444	30,956	253,213
Long-term investment securities	664,726	1,110,316	887,007
Non current assets		1,052
Assets	₩ 7,110,730	(11,997)	₩ 7,461,181
Financial assets at Amortized cost under IAS 39 reclassified to Financial assets at Amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accounts receivable - trade		(12,950)
Accounts receivable - other		(99)
Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Long-term investment securities		(4,389)
Financial assets at fair value through profit or loss under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Derivative financial assets		(222,257)
Long-term investment securities		222,257
Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Long-term investment securities		5,441
IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current assets		5,676,479
Non current assets		1,784,702
Assets		7,461,181
IAS 39 [member] | Financial assets at Amortized cost under IAS 39 reclassified to Financial assets at Amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents		1,457,735
Short-term financial instruments		616,780
Accounts receivable - trade		2,126,007
Short-term loans		62,830
Accounts receivable - other		430,514
Accrued revenue		3,979
Guarantee deposits		3,927
Long-term financial instruments		1,222
Long-term accounts receivable - trade		12,748
Long-term loans		50,874
Long-term accounts receivable - other		43,306
Guarantee deposits		292,590
IAS 39 [member] | Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Short-term investment securities		47,383
Long-term investment securities		173,394
IAS 39 [member] | Financial assets at fair value through profit or loss under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Short-term investment securities		97,003
Derivative financial assets		231,311
IAS 39 [member] | Financial assets at Amortized cost under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accounts receivable - other		830,321
Long-term accounts receivable - other		243,742
IAS 39 [member] | Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Long-term investment securities		713,613
IAS 39 [member] | Derivative financial assets for hedging purpose under IAS 39 reclassified to Derivative financial assets for hedging purpose under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Derivative financial assets		21,902
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current assets		5,663,430
Non current assets		1,785,754
Assets		7,449,184
IFRS9 [member] | Financial assets at Amortized cost under IAS 39 reclassified to Financial assets at Amortized cost under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents		1,457,735
Short-term financial instruments		616,780
Accounts receivable - trade		2,113,057
Short-term loans		62,830
Accounts receivable - other		430,415
Accrued revenue		3,979
Guarantee deposits		3,927
Long-term financial instruments		1,222
Long-term accounts receivable - trade		12,748
Long-term loans		50,874
Long-term accounts receivable - other		43,306
Guarantee deposits		292,590
IFRS9 [member] | Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Short-term investment securities		47,383
Long-term investment securities		169,005
IFRS9 [member] | Financial assets at fair value through profit or loss under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Short-term investment securities		97,003
Derivative financial assets		9,054
Long-term investment securities		222,257
IFRS9 [member] | Financial assets at Amortized cost under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accounts receivable - other		830,321
Long-term accounts receivable - other		243,742
IFRS9 [member] | Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through other comprehensive income under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Long-term investment securities		719,054
IFRS9 [member] | Derivative financial assets for hedging purpose under IAS 39 reclassified to Derivative financial assets for hedging purpose under IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Derivative financial assets		₩ 21,902